787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
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VIA EDGAR

January 14, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Credit Suisse Opportunity Funds
Securities Act File No. 33-92982
Investment Company Act File No. 811-9054
Post-Effective Amendment No. 54

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 54 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The purposes of the Amendment is to add the following new series to the Trust: the Credit Suisse Volaris Alternative Equity Fund.

The investment objective of the Fund is to seek total return. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in financial instruments that provide exposure to the S&P 500 Total Return Index, combined with actively managed options overlay strategies.

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on March 30, 2014.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:                                Joanne Doldo, Esq., Credit Suisse Asset Management, LLC

Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP